Retirement Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	$ 769
2023	775
2024	792
2025	794
2026	792
2027 through 2031	4,021
Total estimated future benefits payments through 2031	7,943
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2022	146
2023	147
2024	147
2025	147
2026	149
2027 through 2031	742
Total estimated future benefits payments through 2031	$ 1,478